ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of accounts payable and accrued liabilities

	As of March 31,
(In thousands)	2022	2021

Accounts payable	$188	$113
Accrued bonuses	193	–
Accrued legal fees	186	–
Accrued other professional fees	75	77
Accrued accounting and auditing fees	69	59
Insurance premium note	–	1,651
Accrued interest	–	5
Other	39	33
Total accounts payable and accrued liabilities	$750	$1,938